As filed with the Securities and Exchange Commission on September 26, 2008

                                              SECURITIES ACT FILE NO. 333-134551
                                       INVESTMENT COMPANY ACT FILE NO. 811-21906
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
Pre-Effective Amendment No.                                                  |_|

Post Effective Amendment No. 63                                              |X|

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

                                Amendment No. 66
                                                                             |X|

                        (Check appropriate box or boxes)

                       CLAYMORE EXCHANGE-TRADED FUND TRUST
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                         (Address of Principal Executive
                                    Offices)

                                 (630) 505-3700
                          Registrant's Telephone Number

                             KEVIN M. ROBINSON, ESQ.
                             CLAYMORE ADVISORS, LLC
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                             STUART M. STRAUSS, ESQ.
                             CLIFFORD CHANCE US LLP
                               31 WEST 52ND STREET
                            NEW YORK, NEW YORK 10019

 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

 _________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.

     X     ON OCTOBER 24, 2008 PURSUANT TO PARAGRAPH (B) OF RULE 485.
 _________

 _________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

 _________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

     The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 50 to its Registration Statement until October 24, 2008. Parts A, B and C of Registrant's Post-Effective Amendment No. 50 under the Securities Act of 1933 and Amendment No. 53 under the Investment Company Act of 1940, filed on March 14, 2008, are incorporated by reference herein.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 26th day of September, 2008.

                                             CLAYMORE EXCHANGE-TRADED FUND TRUST


                                             By:  /s/ J. Thomas Futrell
                                                  ------------------------------
                                                  J. Thomas Futrell
                                                  Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       SIGNATURES                       TITLE                         DATE

                    *                                        September 26, 2008
--------------------------
Randall C. Barnes               Trustee

                    *                                        September 26, 2008
--------------------------
Ronald A. Nyberg                Trustee

                    *                                        September 26, 2008
--------------------------
Ronald E. Toupin, Jr.           Trustee


                    *                                        September 26, 2008
--------------------------      Trustee
Nicholas Dalmaso



/s/ Steven M. Hill                                           September 26, 2008
--------------------------      Treasurer, Chief Financial
Steven M. Hill                  Officer and Chief
                                Accounting Officer
*/s/ Kevin M. Robinson                                       September 26, 2008
--------------------------
Kevin M. Robinson
Attorney-In-Fact, pursuant to power of attorney